Related Party Transactions (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Jan. 20, 2023
Related Party Transaction [Line Items]
Other current liabilities	¥ 494,609		¥ 370,213	¥ 525,563
Selling, general and administrative expenses	¥ 1,213,238	¥ 989,222	¥ 1,960,447	¥ 1,805,490	¥ 1,822,787
Corporate auditor
Related Party Transaction [Line Items]
Ownership percentage	0.35%		0.36%	0.36%	0.36%
Kouji Eguchi | COZY LLC
Related Party Transaction [Line Items]
Joint Venture Ownership Percentage							100.00%
Kouji Eguchi | Class A Common
Related Party Transaction [Line Items]
Ownership percentage			100.00%
Kouji Eguchi | American Depository Shares | COZY LLC
Related Party Transaction [Line Items]
Authorized amount to purchase ADS							¥ 50,000
Number of shares repurchased						22,543
Aoyama Consulting Group Co., Ltd. | Accrued expenses
Related Party Transaction [Line Items]
Other current liabilities			¥ 0	¥ 110
Aoyama Consulting Group Co., Ltd. | Selling, general and administrative expense.
Related Party Transaction [Line Items]
Selling, general and administrative expenses	¥ 0	400	400	1,200	¥ 1,200
Kabushiki Kaisha LTW | Accrued expenses
Related Party Transaction [Line Items]
Other current liabilities			0	330
Kabushiki Kaisha LTW | Selling, general and administrative expense.
Related Party Transaction [Line Items]
Selling, general and administrative expenses	¥ 0	1,200	¥ 1,200	¥ 3,000	¥ 3,000
Tomoya Ogawa | Common stock
Related Party Transaction [Line Items]
Ownership percentage	0.58%		0.58%	0.58%	0.58%
Kabushiki Kaisha No Track | Accrued expenses
Related Party Transaction [Line Items]
Other current liabilities			¥ 0	¥ 110
Kabushiki Kaisha No Track | Selling, general and administrative expense.
Related Party Transaction [Line Items]
Selling, general and administrative expenses	¥ 0	¥ 150	¥ 150	¥ 600	¥ 600
Common stock | Kouji Eguchi
Related Party Transaction [Line Items]
Ownership percentage	38.61%		38.61%